Finance income and expense - Disclosure of detailed information about finance income (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Disclosure Of Finance Income [Abstract]
Fair value adjustment on redeemable preference shares	$ 3,356	$ 0
Interest income and other	2,899	1,036
Total finance income	$ 6,255	$ 1,036